Contingencies (Number of Tobacco-Related Cases Pending Against us and/or Our Subsidiaries or Indemnitees) (Details)	Dec. 31, 2013 litigation_case	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case
Individual Smoking And Health Cases [Member]
Loss Contingencies [Line Items]
Cases brought against PM	62	76	75
Smoking And Health Class Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	11	11	10
Health Care Cost Recovery Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	15	15	11
Lights Class Actions [Member] | Israel [Member]
Loss Contingencies [Line Items]
Cases brought against PM	1	2	2
Public Civil Actions [Member]
Loss Contingencies [Line Items]
Cases brought against PM	3	4	3